WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	March 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - 103.5%
ACE Securities Corp. Home Equity Loan Trust, 2005-RM1 M4 (1 mo. USD LIBOR + 1.020%)	3.506%	3/25/35	$3,145,437	$3,052,042	(b)
Adjustable Rate Mortgage Trust, 2005-5 1A1	4.086%	9/25/35	159,514	130,514	(b)
Adjustable Rate Mortgage Trust, 2005-7 2A21	4.076%	10/25/35	332,214	305,137	(b)
Adjustable Rate Mortgage Trust, 2005-12 5A1 (1 mo. USD LIBOR + 0.500%)	2.986%	3/25/36	248,893	120,488	(b)
Aegis Asset Backed Securities Trust, 2005-3 M3 (1 mo. USD LIBOR + 0.490%)	2.976%	8/25/35	3,460,000	2,870,638	(b)
AFC Trust, 2000-3 1A (1 mo. USD LIBOR + 0.750%)	3.236%	10/25/30	1,049,090	974,521	(b)(c)
Alternative Loan Trust, 2005-11CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	2.515%	6/25/35	1,900,911	152,917	(b)
Alternative Loan Trust, 2005-14 3A1	2.616%	5/25/35	221,145	159,854	(b)
Alternative Loan Trust, 2005-36 4A1	3.843%	8/25/35	454,985	426,415	(b)
Alternative Loan Trust, 2005-J10 1A1 (1 mo. USD LIBOR + 0.500%)	2.986%	10/25/35	1,005,226	816,296	(b)
Alternative Loan Trust, 2006-HY10 1A1	3.359%	5/25/36	332,122	284,822	(b)
Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	105,084	74,260
Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	167,560	172,666
Alternative Loan Trust, 2007-23CB A8 (-4.000 x 1 mo. USD LIBOR + 28.400%)	18.458%	9/25/37	585,807	816,683	(b)
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.180%)	2.666%	6/25/47	1,368,860	1,169,704	(b)
American Home Mortgage Assets Trust, 2005-2 2A1A	4.138%	1/25/36	972,873	810,485	(b)
American Home Mortgage Investment Trust, 2007-2 2A (1 mo. USD LIBOR + 0.800%)	3.286%	3/25/47	12,735,445	756,492	(b)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	3.390%	7/25/46	1,971,319	852,874	(b)(c)
Argent Securities Trust, 2006-M2 A2C (1 mo. USD LIBOR + 0.150%)	2.636%	9/25/36	2,159,932	873,372	(b)
Argent Securities Trust, 2006-M2 A2D (1 mo. USD LIBOR + 0.240%)	2.726%	9/25/36	570,070	232,811	(b)
Banc of America Alternative Loan Trust, 2005-9 1CB5, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	2.615%	10/25/35	2,927,552	192,058	(b)
Banc of America Funding Corp., 2015-R3 2A2	2.620%	2/27/37	2,561,012	2,113,211	(b)(c)
Banc of America Funding Trust, 2004-B 6A1	2.437%	12/20/34	384,494	312,450	(b)
Banc of America Funding Trust, 2004-C 3A1	4.479%	12/20/34	417,148	404,240	(b)
Banc of America Funding Trust, 2006-D 2A1	3.537%	5/20/36	38,665	35,380	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Banc of America Funding Trust, 2006-F 1A1	4.846%	7/20/36	$225,937	$225,912	(b)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. USD LIBOR + 1.500%)	4.087%	9/26/45	3,750,000	2,899,980	(b)(c)
Banc of America Funding Trust, 2015-R2 3A3	0.000%	4/29/37	1,018,639	793,353	(b)(c)
Banc of America Funding Trust, 2015-R2 9A2	3.125%	3/27/36	4,535,547	3,922,130	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	3.286%	3/25/37	2,478,371	2,405,232	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	3.386%	3/25/37	3,017,319	2,939,113	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. USD LIBOR + 1.150%)	3.636%	3/25/37	1,367,038	1,342,318	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. USD LIBOR + 1.500%)	3.986%	3/25/37	590,088	592,990	(b)(c)
BCAP LLC Trust, 2011-RR2 1A4	4.545%	7/26/36	4,331,635	3,210,288	(b)(c)
Bear Stearns ALT-A Trust, 2005-9 25A1	4.395%	11/25/35	310,462	269,911	(b)
Bear Stearns Asset Backed Securities I Trust, 2004-BO1 M9B (1 mo. USD LIBOR + 4.000%)	6.486%	10/25/34	617,000	610,904	(b)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	2.333%	9/25/34	66,091	64,645	(b)
Bellemeade Re Ltd., 2017-1 B1 (1 mo. USD LIBOR + 4.750%)	7.236%	10/25/27	1,070,000	1,123,875	(b)(c)
Bellemeade Re Ltd., 2018-1A M2 (1 mo. USD LIBOR + 2.900%)	5.386%	4/25/28	3,710,000	3,729,704	(b)(c)
Centex Home Equity Loan Trust, 2004-D MV1 (1 mo. USD LIBOR + 0.620%)	3.106%	9/25/34	910,222	908,092	(b)
Chase Mortgage Finance Trust, 2006-S3 2A1	5.500%	11/25/21	173,058	122,141
ChaseFlex Trust, 2005-2 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.015%	6/25/35	9,538,194	1,663,785	(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2006-2A A1 (1 mo. USD LIBOR + 0.130%)	2.616%	4/25/47	133,681	129,700	(b)(c)
CHL Mortgage Pass-Through Trust, 2005-2 2A1 (1 mo. USD LIBOR + 0.640%)	3.126%	3/25/35	80,610	80,875	(b)
CHL Mortgage Pass-Through Trust, 2005-9 1A1 (1 mo. USD LIBOR + 0.600%)	3.086%	5/25/35	101,194	93,453	(b)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.838%	4/25/35	427,147	351,709	(b)
CHL Mortgage Pass-Through Trust, 2005-11 6A1 (1 mo. USD LIBOR + 0.600%)	3.086%	3/25/35	56,893	52,910	(b)
CHL Mortgage Pass-Through Trust, 2005-18 A7 (-2.750 x 1 mo. USD LIBOR + 19.525%)	12.690%	10/25/35	18,574	22,085	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
CHL Mortgage Pass-Through Trust, 2005-HY10 1A1	4.458%	2/20/36	$151,936	$142,617	(b)
CHL Mortgage Pass-Through Trust, 2005-HYB9 1A1 (12 mo. USD LIBOR + 1.750%)	4.571%	2/20/36	147,933	138,361	(b)
Citicorp Mortgage Securities Trust, 2007-8 B1	5.941%	9/25/37	2,873,111	1,567,131	(b)
Citigroup Mortgage Loan Trust, 2006-AR5 2A1A	3.562%	7/25/36	292,948	223,995	(b)
Citigroup Mortgage Loan Trust, 2008-3 A3	6.100%	4/25/37	6,295,047	3,346,730	(c)
Citigroup Mortgage Loan Trust Inc., 2004-HYB3 1A	4.469%	9/25/34	68,331	68,939	(b)
Citigroup Mortgage Loan Trust Inc., 2004-UST1 A2	3.784%	8/25/34	23,096	22,472	(b)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.049%	8/25/35	136,548	117,432	(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	2.816%	7/25/36	563,390	532,217	(b)(c)
Countrywide Asset-Backed Certificates, 2007-SEA1 1A1 (1 mo. USD LIBOR + 0.550%)	3.036%	5/25/47	543,785	430,699	(b)(c)
Credit-Based Asset Servicing & Securitization LLC, 2006-SL1 A3 (1 mo. USD LIBOR + 0.440%)	2.926%	9/25/36	3,979,323	575,181	(b)(c)
CSFB Mortgage-Backed Pass-Through Certificates, 2005-10 3A3	5.500%	11/25/35	325,631	279,461
CSMC Resecuritization Trust, 2006-1R 1A2 (-2.750 x 1 mo. USD LIBOR + 19.525%)	12.678%	7/27/36	606,026	755,655	(b)(c)
CSMC Trust, 2010-18R 6A5	4.050%	9/28/36	2,133,000	2,052,358	(b)(c)
CSMC Trust, 2014-11R 9A2 (1 mo. USD LIBOR + 0.140%)	2.630%	10/27/36	4,453,765	3,488,625	(b)(c)
CSMC Trust, 2015-2R 7A2	4.320%	8/27/36	3,720,760	3,380,869	(b)(c)
CSMC Trust, 2017-RPL1 B1	3.091%	7/25/57	3,052,442	2,204,074	(b)(c)
CSMC Trust, 2017-RPL1 B2	3.091%	7/25/57	3,501,991	2,030,780	(b)(c)
CSMC Trust, 2017-RPL1 B3	3.091%	7/25/57	2,977,486	1,359,907	(b)(c)
CSMC Trust, 2017-RPL1 B4	3.091%	7/25/57	3,427,174	481,117	(b)(c)
CWABS Asset-Backed Certificates Trust, 2005-11 MF1	5.348%	2/25/36	2,000,000	1,855,192	(b)
CWABS Asset-Backed Certificates Trust Inc., 2003-5 MF2	5.141%	11/25/33	1,340,622	1,331,655	(b)
CWABS Revolving Home Equity Loan Trust, 2004-L 2A (1 mo. USD LIBOR + 0.280%)	2.764%	2/15/34	73,648	70,458	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 2PO, PO	0.000%	4/15/36	$34,069	$24,198	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS1, IO	6.613%	4/15/36	304,436	50,702	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS2, IO	10.935%	4/15/36	289,648	79,377	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS1, IO	6.690%	4/15/36	86,109	22,050	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS3, IO	5.262%	4/15/36	311,889	62,365	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	12,541,832	1,140,040	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.099%	9/25/55	29,776,884	3,080,002	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	225,228,784	788,301	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	11,871,253	1,317,116	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.279%	8/25/56	19,873,777	2,159,703	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	1,170,000	1,152,957	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	539,420,403	2,202,993	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (1 mo. USD LIBOR + 11.250%)	13.736%	10/25/29	1,786,074	2,044,574	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B2 (1 mo. USD LIBOR + 10.500%)	12.986%	2/25/47	3,530,000	3,847,995	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	12.986%	10/25/28	497,563	670,516	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 B (1 mo. USD LIBOR + 11.250%)	13.736%	12/25/28	$1,035,473	$1,414,724	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 B (1 mo. USD LIBOR + 8.600%)	11.086%	3/25/29	1,587,631	1,938,113	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	12.486%	7/25/29	2,665,976	2,920,509	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	14.236%	4/25/43	5,713,006	6,461,491	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HQA2 B2 (1 mo. USD LIBOR + 11.000%)	13.486%	10/25/48	3,000,000	3,161,635	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-SPI4 B	4.460%	11/25/48	4,880,000	2,427,412	(b)(c)
Federal National Mortgage Association (FNMA), 2012-134 LS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.665%	12/25/42	3,634,983	626,500	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B (1 mo. USD LIBOR + 11.750%)	14.236%	8/25/28	1,880,524	2,601,724	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	12.736%	1/25/29	2,635,827	3,439,456	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	11.736%	4/25/29	4,245,474	5,267,197	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1B (1 mo. USD LIBOR + 12.250%)	14.736%	9/25/28	2,348,308	3,351,470	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1B (1 mo. USD LIBOR + 11.750%)	14.236%	10/25/28	1,663,067	2,318,880	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	6.086%	1/25/30	1,320,000	1,357,421	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	6.836%	4/25/31	3,210,000	3,301,101	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	3.929%	8/25/35	$639,401	$574,855	(b)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC	6.250%	11/25/36	100,810	69,050
GS Mortgage Securities Corp II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	3.188%	3/20/23	42,464	42,498	(b)(c)
GSAA Resecuritization Mortgage Trust, 2005-R1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	2.515%	4/25/35	2,491,659	288,689	(b)(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	60,125	67,986	(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	409,439	428,333	(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A3	8.000%	1/25/36	68,590	73,224	(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	2.886%	10/25/46	1,488,438	1,420,283	(b)(c)
HarborView Mortgage Loan Trust, 2006-2 1A	4.961%	2/25/36	24,228	15,932	(b)
Home Equity Mortgage Trust, 2006-1 A3 (1 mo. USD LIBOR + 0.500%)	2.986%	5/25/36	3,500,000	1,133,744	(b)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	4.428%	1/25/37	131,956	110,607	(b)
Impac CMB Trust, 2004-8 1A (1 mo. USD LIBOR + 0.720%)	3.206%	10/25/34	315,024	309,047	(b)
IndyMac INDA Mortgage Loan Trust, 2005-AR2 1A1	3.382%	1/25/36	73,039	65,907	(b)
IndyMac INDX Mortgage Loan Trust, 2004-AR13 1A1	3.471%	1/25/35	72,170	68,140	(b)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	4.033%	9/25/35	70,575	65,535	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR7 5A1	3.873%	5/25/36	302,334	268,886	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR9 3A3	3.662%	6/25/36	384,209	370,979	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR11 1A1	4.102%	6/25/36	452,323	420,077	(b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	3.862%	3/25/37	370,651	357,516	(b)
JPMorgan Mortgage Trust, 2005-S3, 1A1	6.500%	1/25/36	920,756	722,750
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	65,112	67,151
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	26,335	27,343
JPMorgan Mortgage Trust, 2007-S3 1A18 (1 mo. USD LIBOR + 0.500%)	2.986%	8/25/37	2,656,869	1,431,225	(b)
Legacy Mortgage Asset Trust, 2019-GS2 A2	4.250%	1/25/59	3,750,000	3,649,685	(c)(d)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Lehman Mortgage Trust, 2006-3 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	2.915%	7/25/36	$6,307,631	$1,366,481	(b)
Lehman Mortgage Trust, 2006-7 1A3, IO (-1.000 x 1 mo. USD LIBOR + 5.350%)	2.865%	11/25/36	5,769,685	937,880	(b)
Lehman Mortgage Trust, 2006-7 1A8 (1 mo. USD LIBOR + 0.180%)	2.666%	11/25/36	4,205,938	2,676,196	(b)
Lehman Mortgage Trust, 2006-7 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	4.665%	11/25/36	5,509,201	1,628,096	(b)
Lehman Mortgage Trust, 2007-5 2A3 (1 mo. USD LIBOR + 0.330%)	2.816%	6/25/37	3,079,480	958,136	(b)
Lehman XS Trust, 2005-9N 1A1 (1 mo. USD LIBOR + 0.270%)	2.756%	2/25/36	917,287	875,296	(b)
Lehman XS Trust, 2006-14N 3A2 (1 mo. USD LIBOR + 0.240%)	2.726%	8/25/36	1,130,312	1,082,139	(b)
Lehman XS Trust, 2006-19 A4 (1 mo. USD LIBOR + 0.170%)	2.656%	12/25/36	692,304	607,513	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	4.483%	10/25/34	95,538	95,185	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-2 4A1	4.712%	2/25/36	21,709	21,250	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	2.696%	4/25/46	267,703	243,532	(b)
MASTR Asset Backed Securities Trust, 2005- AB1 A5A	5.712%	11/25/35	3,360,000	2,745,131	(b)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	801,985	760,085	(c)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	1,433,012	1,449,439	(c)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	66,806	67,314	(c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	4.373%	3/25/36	644,041	469,743	(b)
Morgan Stanley ABS Capital I Trust Inc., 2003-NC10 M2 (1 mo. USD LIBOR + 2.700%)	5.186%	10/25/33	26,333	25,724	(b)
Morgan Stanley Mortgage Loan Trust, 2004-7AR B1	4.471%	9/25/34	2,778,446	2,102,030	(b)
Morgan Stanley Mortgage Loan Trust, 2004-11AR 1B1 (1 mo. USD LIBOR + 0.600%)	3.086%	1/25/35	3,118,728	2,812,149	(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.140%)	2.626%	6/25/36	246,254	96,417	(b)
Morgan Stanley Mortgage Loan Trust, 2007-5AX 2A3 (1 mo. USD LIBOR + 0.230%)	2.716%	2/25/37	1,987,463	953,332	(b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	3.500%	11/25/37	625,739	570,371	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Morgan Stanley Resecuritization Trust, 2015-R2 1B (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	3.042%	12/27/46	$934,068	$752,520	(b)(c)
New Century Home Equity Loan Trust, 2004-3 M3 (1 mo. USD LIBOR + 1.065%)	3.551%	11/25/34	568,047	572,640	(b)
Nomura Resecuritization Trust, 2014-5R 1A9	7.599%	6/26/35	1,767,987	1,750,010	(b)(c)
Popular ABS Mortgage Pass-Through Trust, 2004-4 M2	4.313%	9/25/34	1,367,983	1,398,710	(b)
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV2 (1 mo. USD LIBOR + 0.630%)	3.116%	11/25/35	2,137,378	1,673,732	(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	2,359,137	1,921,717	(c)
Provident Home Equity Loan Trust, 2000-2 A1 (1 mo. USD LIBOR + 0.540%)	3.026%	8/25/31	880,785	767,157	(b)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	2.756%	5/25/36	361,435	356,577	(b)(c)
RALI Trust, 2005-QA3 CB4	4.287%	3/25/35	1,601,492	1,030,061	(b)
RALI Trust, 2006-QA1 A11	4.629%	1/25/36	412,276	358,294	(b)
RALI Trust, 2006-QA4 A (1 mo. USD LIBOR + 0.180%)	2.666%	5/25/36	322,235	302,554	(b)
RALI Trust, 2006-QO2 A1 (1 mo. USD LIBOR + 0.220%)	2.706%	2/25/46	206,153	83,076	(b)
RALI Trust, 2006-QO2 A2 (1 mo. USD LIBOR + 0.270%)	2.756%	2/25/46	4,096,562	1,679,481	(b)
RALI Trust, 2006-QO7 1A1 (12 mo. Monthly Treasury Average Index + 0.800%)	3.197%	9/25/46	1,941,798	1,809,585	(b)
RALI Trust, 2007-QA2 A1 (1 mo. USD LIBOR + 0.130%)	2.616%	2/25/37	193,155	186,511	(b)
RAMP Trust, 2004-RS4 MII2 (1 mo. USD LIBOR + 2.025%)	4.511%	4/25/34	961,062	792,928	(b)
RAMP Trust, 2004-SL3 A3	7.500%	12/25/31	588,336	598,929
RAMP Trust, 2005-RZ2 M6 (1 mo. USD LIBOR + 1.250%)	3.736%	5/25/35	2,208,791	2,099,912	(b)
RAMP Trust, 2005-SL2 A5	8.000%	10/25/31	450,481	355,826
RBSGC Mortgage Loan Trust, 2007-A 3A1 (1 mo. USD LIBOR + 0.350%)	2.836%	1/25/37	3,041,571	1,121,013	(b)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	556,884	401,197	(b)
Renaissance Home Equity Loan Trust, 2007-1 AF3	5.612%	4/25/37	3,084,382	1,366,942	(b)
Renaissance Home Equity Loan Trust, 2007-2 AF1	5.893%	6/25/37	2,582,571	1,166,397	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	$445,054	$193,443	(b)
Renaissance Home Equity Loan Trust, 2007-2 AF5	6.203%	6/25/37	1,914,212	917,748	(b)
Renaissance Home Equity Loan Trust, 2007-2 AF6	5.879%	6/25/37	3,219,894	1,450,720	(b)
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,510,721	876,912	(b)
Reperforming Loan REMIC Trust, 2005-R2 2A3	8.000%	6/25/35	47,490	48,955	(c)
Residential Asset Securitization Trust, 2005-A7 A2, IO (-1.000 x 1 mo. USD LIBOR + 7.250%)	4.765%	6/25/35	1,873,436	461,193	(b)
Residential Asset Securitization Trust, 2005-A13 1A3 (1 mo. USD LIBOR + 0.470%)	2.956%	10/25/35	125,053	106,711	(b)
Residential Asset Securitization Trust, 2006-A1 1A6 (1 mo. USD LIBOR + 0.500%)	2.986%	4/25/36	1,615,093	899,104	(b)
Residential Asset Securitization Trust, 2006-A1 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.015%	4/25/36	3,347,343	566,381	(b)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	272,114	237,579
RFMSI Trust, 2005-SA3 1A	4.161%	8/25/35	1,237,615	945,461	(b)
RFMSI Trust, 2006-S8 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	2.915%	9/25/36	4,906,190	487,357	(b)
RFMSI Trust, 2006-SA2 4A1	5.357%	8/25/36	182,129	159,975	(b)
RFMSI Trust, 2007-S6 1A6 (1 mo. USD LIBOR + 0.500%)	2.986%	6/25/37	2,032,452	1,684,336	(b)
RFMSI Trust, 2007-S6 1A13, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.015%	6/25/37	2,032,452	149,611	(b)
Soundview Home Loan Trust, 2005-1 M6 (1 mo. USD LIBOR + 1.950%)	4.436%	4/25/35	1,330,819	1,218,931	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-18 1A2	4.235%	12/25/34	356,539	346,318	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.332%	3/25/35	144,509	136,732	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 5A	4.507%	3/25/35	106,439	107,330	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-6XS M2 (1 mo. USD LIBOR + 1.155%)	3.641%	3/25/35	912,487	865,086	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Structured Adjustable Rate Mortgage Loan Trust, 2005-7 1A3	4.153%	4/25/35	$73,111	$72,260	(b)
Structured Asset Investment Loan Trust, 2004-8 M9 (1 mo. USD LIBOR + 3.750%)	6.236%	9/25/34	297,405	283,221	(b)
Structured Asset Mortgage Investments II Trust, 2006-AR5 4A1 (1 mo. USD LIBOR + 0.220%)	2.706%	5/25/46	616,966	352,332	(b)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-RF3 1A1, PAC	6.000%	10/25/36	1,386,586	1,380,513	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC1 M1 (1 mo. USD LIBOR + 0.230%)	2.716%	2/25/37	3,983,927	2,739,093	(b)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	4.597%	10/20/35	24,881	25,027	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. USD LIBOR + 0.530%)	3.016%	1/25/45	1,828,498	1,458,668	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. USD LIBOR + 0.490%)	2.976%	10/25/45	248,299	246,736	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C4 (1 mo. USD LIBOR + 0.400%)	2.886%	11/25/45	1,148,267	846,980	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR16 2A2	3.849%	12/25/36	236,209	219,458	(b)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2005-8 1A6 (-3.667 x 1 mo. USD LIBOR + 23.283%)	14.170%	10/25/35	226,712	273,706	(b)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2005-9 5A4 (-7.333 x 1 mo. USD LIBOR + 35.933%)	17.706%	11/25/35	72,789	108,775	(b)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2005-10 2A3 (1 mo. USD LIBOR + 0.900%)	3.386%	11/25/35	148,984	122,566	(b)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2006-AR10 A1 (1 mo. USD LIBOR + 0.100%)	2.586%	12/25/36	426,951	296,774	(b)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	2.975%	3/25/37	3,075,932	281,825	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Wells Fargo Mortgage Backed Securities Trust, 2005-AR2 2A2	5.147%	3/25/35	$56,193	$57,865	(b)
Wells Fargo Mortgage Backed Securities Trust, 2006-2 1A4 (-2.750 x 1 mo. USD LIBOR + 19.388%)	12.552%	3/25/36	947,334	1,099,776	(b)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost - $188,774,542)				210,215,990

COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - 27.8%
BAMLL Commercial Mortgage Securities Trust, 2014-FL1 E	4.328%	12/15/31	2,980,000	2,923,736	(b)(c)
BBCMS Trust, 2018-CBM D (1 mo. USD LIBOR + 2.391%)	4.875%	7/15/37	1,500,000	1,505,891	(b)(c)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	35,616	22,562	(b)
Citigroup Commercial Mortgage Trust, 2015-SHP2 F (1 mo. USD LIBOR + 5.200%)	7.684%	7/15/27	1,000,000	1,001,753	(b)(c)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	923,651	624,813
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	748,435	570,731	(b)
CSMC Trust, 2015-LHMZ MZ	8.928%	7/20/20	2,922,262	2,933,746	(c)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	10.104%	7/15/32	3,300,000	3,300,791	(b)(c)
CSMC Trust, 2018-PLUM B (1 mo. USD LIBOR + 5.000%)	7.484%	8/15/20	5,000,000	5,012,805	(b)(c)
CSMC Trust, 2014-USA F	4.373%	9/15/37	1,620,000	1,422,984	(c)
CSMC Trust, 2016-MFF E (1 mo. USD LIBOR + 6.000%)	8.484%	11/15/33	1,500,000	1,508,588	(b)(c)
CSMC Trust, 2017-CHOP F (1 mo. USD LIBOR + 4.350%)	6.834%	7/15/32	1,620,000	1,629,855	(b)(c)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,600,000	1,742,515	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K034 X3, IO	1.724%	9/25/41	10,200,000	704,823	(b)
FRESB Mortgage Trust, 2018-SB48 B (3.677% to 9/25/26 then 6 mo. LIBOR + 7.500%)	3.677%	2/25/38	3,995,570	2,963,475	(b)(c)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	941,868	873,426	(b)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	249,972	248,514	(b)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	115,374	99,613
GS Mortgage Securities Trust, 2007-GG10 AJ	5.779%	8/10/45	2,478,689	1,197,281	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.032%	4/17/45	$332,149	$183,981	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	416,650	162,493	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	220,000	168,548	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.607%	2/12/49	1,432,410	1,037,781	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.201%	2/15/51	151,640	141,248	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.322%	1/15/49	2,350,000	506,204	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	10.691%	6/15/35	3,000,000	2,985,180	(b)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	123,301	90,444	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	5.920%	9/12/49	680,170	438,709	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJA	5.920%	9/12/49	103,715	42,931	(b)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	24,700	24,864
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.113%	12/12/49	1,207,115	924,214	(b)
Motel 6 Trust, 2017-MTL6 F (1 mo. USD LIBOR + 4.250%)	6.734%	8/15/34	1,353,093	1,363,945	(b)(c)
Schron Healthcare, A1-4	9.443%	1/9/21	4,989,130	5,068,159	(b)(d)(e)
Starwood Retail Property Trust, 2014-STAR D (1 mo. USD LIBOR + 3.250%)	5.734%	11/15/27	1,000,000	895,513	(b)(c)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.150%)	6.634%	11/15/27	1,600,000	1,238,581	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.180%)	5.661%	11/11/34	421,114	423,874	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. USD LIBOR + 6.350%)	8.831%	11/11/34	2,526,682	2,505,377	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. USD LIBOR + 9.800%)	12.281%	11/11/34	1,684,455	1,674,394	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.893%	5/10/63	3,130,000	2,033,389	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.893%	5/10/63	5,510,000	2,254,945	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.860%	2/15/51	$686,576	$598,523	(b)
Waldorf Astoria Boca Raton Trust, 2016-BOCA F (1 mo. USD LIBOR + 5.500%)	7.984%	6/15/29	1,500,000	1,512,290	(b)(c)

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost - $58,996,891)				56,563,489

			FACE AMOUNT/UNITS
ASSET-BACKED SECURITIES - 15.6%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	0.000%	7/1/39	1,400,000	1,325,901	(b)
Banc of America Funding Trust, 2015-R4 4A3	10.684%	1/27/30	10,632,092	4,698,258	(b)(c)
BankAmerica Manufactured Housing Contract Trust, 1996-1 B1	7.875%	10/10/26	7,866,000	2,137,968
BCMSC Trust, 1998-B A	6.530%	10/15/28	542,681	561,575	(b)
BCMSC Trust, 1998-C M1	7.510%	1/15/29	3,968,479	3,386,290	(b)
BCMSC Trust, 1999-A A3	5.980%	3/15/29	239,607	239,131	(b)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	8.761%	4/20/29	1,700,000	1,647,528	(b)(c)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	1,560,268	1,594,039	(b)
CreditShop Credit Card Co. LLC, 2017-1 B (1 mo. USD LIBOR + 8.000%)	10.489%	10/15/22	2,691,854	2,712,977	(b)(c)
Firstfed Corp. Manufactured Housing Contract, 1997-2 B	8.110%	5/15/24	227,939	128,815	(c)
GE Business Loan Trust, 2006-1A C (1 mo. USD LIBOR + 0.420%)	2.904%	5/15/34	84,415	79,166	(b)(c)
Manufactured Housing Contract Pass-Through Certificates Trust, 2001-2 IA2 (Auction Rate Security)	5.777%	2/20/32	175,000	175,968	(b)
Origen Manufactured Housing Contract Trust, 2006-A A2	4.322%	10/15/37	1,127,055	1,066,958	(b)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.902%	4/15/37	1,357,430	1,310,795	(b)
Origen Manufactured Housing Contract Trust, 2007-B A1 (1 mo. USD LIBOR + 1.200%)	3.684%	10/15/37	2,322,728	2,259,699	(b)(c)
Ratchet Trading Ltd., 2018-1 A	15.190%	1/26/27	211,138	210,831	(b)(c)
RBS Acceptance Inc., 1995-BA1 B2	9.000%	8/10/20	2,191,561	259,184
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	6,875	2,612,782	(c)
SoFi Professional Loan Program LLC, 2014-A RC	0.000%	7/14/24	700	516,135	(c)
TES LLC, 2017-1A B	7.740%	10/20/47	1,500,000	1,558,151	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT/UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Treman Park CLO Ltd., 2015-1A DRR (3 mo. USD LIBOR + 2.650%)	5.411%	10/20/28	$750,000	$728,202	(b)(c)
Upgrade Pass-Through Trust I, 2017-1 CERT	14.960%	12/27/27	244,917	244,065	(b)(c)
Upgrade Pass-Through Trust I, 2018-2 A	16.537%	5/15/24	247,865	248,373	(c)
Upgrade Pass-Through Trust I, 2018-5 A	12.075%	9/15/24	312,725	313,524	(c)
Upgrade Pass-Through Trust I, 2018-6 A	5.339%	10/15/24	277,749	278,633	(c)
Upgrade Pass-Through Trust IV, 2018-4 A	15.308%	8/15/24	351,848	352,746	(c)
Upgrade Pass-Through Trust VII, 2018-7 A	14.784%	1/15/25	448,082	449,617	(c)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	8.807%	6/7/30	600,000	581,797	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $33,317,340)				31,679,108

			FACE AMOUNT
CORPORATE BONDS & NOTES - 0.4%
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
CVS Pass-Through Trust	9.350%	1/10/23	479,443	529,612	(c)

FINANCIALS - 0.1%
Insurance - 0.1%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	45,494	64,147	(c)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.592%	2/12/23	196,985	198,954	(b)(c)

TOTAL FINANCIALS				263,101

INDUSTRIALS - 0.0%
Airlines - 0.0%
Air 2 U.S. Pass-Through Certificates	8.027%	10/1/19	9,005	9,112	(c)

TOTAL CORPORATE BONDS & NOTES (Cost - $722,302)				801,825

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $281,811,075)				299,260,412

			SHARES
SHORT-TERM INVESTMENTS - 1.4%
Dreyfus Government Cash Management, Institutional Shares (Cost - $2,763,233)	2.385%		2,763,233	2,763,233

TOTAL INVESTMENTS - 148.7% (Cost - $284,574,308)				302,023,645
Liabilities in Excess of Other Assets - (48.7)%				(98,918,351)

TOTAL NET ASSETS - 100.0%				$203,105,294

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1). (e) Security is valued using significant unobservable inputs (Note 1).

Abbreviations used in this schedule:

CAS	— Connecticut Avenue Securities
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
USD	— United States Dollar

At March 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 2-Year Notes	8	6/19	$1,698,486	$1,704,750	$(6,264)
U.S. Treasury 5-Year Notes	10	6/19	1,145,885	1,158,281	(12,396)
U.S. Treasury 10-Year Notes	93	6/19	11,356,738	11,552,344	(195,606)

Net unrealized depreciation on open futures contracts					$(214,266)

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	55,341	USD	64,186	Barclays Bank PLC	4/17/19	$(2,011)

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”), consisting primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The Fund intends to liquidate and distribute substantially all of the Fund’s net assets to shareholders on or about March 1, 2022.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$210,215,990	—	$210,215,990
Commercial Mortgage-Backed Securities	—	51,495,330	$5,068,159	56,563,489
Asset-Backed Securities	—	31,679,108	—	31,679,108
Corporate Bonds & Notes	—	801,825	—	801,825

Total Long-Term Investments	—	$294,192,253	$5,068,159	$299,260,412

Short-Term Investments†	$2,763,233	—	—	2,763,233

Total Investments	$2,763,233	$294,192,253	$5,068,159	$302,023,645

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$214,266	—	—	$214,266
Forward Foreign Currency Contracts	—	$2,011	—	2,011

Total	$214,266	$2,011	—	$216,277

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2018	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Residential Mortgage-Backed Securities	$610,271	$4,855	$2,077	$(4,459)	—
Commercial Mortgage-Backed Securities	—	1,145	24	89,707	$4,988,152
Asset-Backed Securities	148,656	(6,994)	3,932	382	—

Total	$758,927	$(994)	$6,033	$85,630	$4,988,152

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of March 31, 2019	Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2019[1]
Residential Mortgage-Backed Securities	$(19,754)	—	$(592,990)	—	—
Commercial Mortgage-Backed Securities	(10,869)	—	—	$5,068,159	$89,707
Asset-Backed Securities	(17,161)	—	(128,815)	—	—

Total	$(47,784)	—	$(721,805)	$5,068,159	$89,707

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.